Intangibles (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 417,000	$ 386,000
Publisher Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Benefit period of intangibles	3 years
Future amortization for 2014	0
Advertiser Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Benefit period of intangibles	3 years
Future amortization for 2014	0
Subscribers [Member]
Finite-Lived Intangible Assets [Line Items]
Benefit period of intangibles	7 years
Future amortization for 2014	25,000
Future amortization for 2015	25,000
Future amortization for 2016	21,000
Future amortization for 2017 to 2019	17,000
Future amortization for 2020	8,000
Website [Member]
Finite-Lived Intangible Assets [Line Items]
Benefit period of intangibles	3 years
Future amortization for 2014	25,000
Future amortization for 2015	25,000
Future amortization for 2016	21,000
Future amortization for 2017 to 2019	17,000
Future amortization for 2020	8,000
Advertiser relationships-Healthguru [Member]
Finite-Lived Intangible Assets [Line Items]
Benefit period of intangibles	10 years
Domain name-Gather [Member]
Finite-Lived Intangible Assets [Line Items]
Benefit period of intangibles	18 months
Future amortization for 2014	81,000
Future amortization for 2015	54,000
Video Library [Member]
Finite-Lived Intangible Assets [Line Items]
Benefit period of intangibles	10 years
Future amortization for 2014 to 2022	119,000
Future amortization for 2023	$ 109,000